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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

     Ironwood Capital Management, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

          21 Custom House Street        Boston              MA             02110
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Gary S. Saks            Vice President, Treasurer and Secretary    617/757-7601
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ GARY S. SAKS
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Boston, Massachusetts    11/8/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total: $245,203
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-           NONE                   6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                        ITEM 2            ITEM 3      ITEM 4     ITEM 5         ITEM 6             ITEM 7         ITEM 8
                                                              FAIR               INVESTMENT DISCRETION             VOTING AUTHORITY
                              TITLE                         MARKET   SHARES OR                  SHARED
NAME OF ISSUER                 OF                CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-   SOLE   SHARED  NONE
                              CLASS             NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
4 Kids Entertainment           COM              350865101     6054   304200 SH       SOLE                   205900             98300
AK Steel Holding Corp.         COM              001547108     6829   808201 SH       SOLE                   537664            270537
American International Group   COM              026874107      784    10045 SH       SOLE                    10045
American Service Group, Inc.   COM              02364l109     1320   235775 SH       SOLE                   157175             78600
American Vanguard Corp         COM              030371108      204    14000 SH       SOLE                    14000
Aremissoft Corp.               COM              040026106      134   191700 SH       SOLE                    63000            128700
Ariad Pharmaceuticals, Inc.    COM              04033a100     5059  2065050 SH       SOLE                  1384250            680800
Artisoft Inc.                  COM              04314L106       57    20800 SH       SOLE                    20800
Auspex Systems, Inc.           COM              052116100     2933  1248200 SH       SOLE                   798100            450100
BNS Co CL A                    COM              055961304     1043   415588 SH       SOLE                   268988            146600
Bristol Myers                  COM              110122108      685    12332 SH       SOLE                    12332
Butler International, Inc      COM              123649105      187   103900 SH       SOLE                   103900
Castle AM & Co.                COM              148411101     3816   459700 SH       SOLE                   303400            156300
Cendant Corp.                  COM              151313103      263    20525 SH       SOLE                    20525
Ceres Group, Inc.              COM              156772105     2063   557650 SH       SOLE                   328850            228800
Ceridian Corp.                 COM              15677t106      288    19870 SH       SOLE                    19870
Commonwealth Industries, Inc.  COM              203004106     4810  1134540 SH       SOLE                   739940            394600
Compaq Computer Corp           COM              204493100      183    22023 SH       SOLE                    22023
Consolidated Freightways Corp. COM              209232107     6394  2110300 SH       SOLE                  1405900            704400
Craftmade International, Inc.  COM              22413e104      502    38500 SH       SOLE                    38500
Crompton Corp.                 COM              227116100     9614  1387324 SH       SOLE                   941455            445869
DT Industries, Inc.            COM              23333j108     8368  1383090 SH       SOLE                   911790            471300
DuraSwitch Industries          COM              266905207     2183   217455 SH       SOLE                   158555             58900
EMS Technologies, Inc.         COM              26873n108      832    60050 SH       SOLE                    51050              9000
EPIX Medical Inc.              COM              26881q101     2653   371055 SH       SOLE                   239255            131800
Elite Information Group Inc.   COM              28659m106     4108   765100 SH       SOLE                   483500            281600
Enron Corp.                    COM              293561106      331    12150 SH       SOLE                    12150
ExxonMobil                     COM              30231g102      959    24338 SH       SOLE                    24338
GSI Lumonics Inc               COM              36229u102     3798   558553 SH       SOLE                   366553            192000
Gehl Company                   COM              368483103      825    61325 SH       SOLE                    54825              6500
General Electric Co.           COM              369604103     1207    32447 SH       SOLE                    32447
Graphic Packaging Internationa COM              388690109     9124  1705500 SH       SOLE                  1100100            605400
Herley Industries Inc.         COM              427398102     3856   264863 SH       SOLE                   168963             95900
Hyperion Solutions Inc.        COM              44914m104     1248    93400 SH       SOLE                    56200             37200
IBM                            COM              459200101     1206    13064 SH       SOLE                    13064
Intergraph Corp.               COM              458683109     3022   337650 SH       SOLE                   225350            112300
Intertan Inc.                  COM              461120107     7144   910100 SH       SOLE                   615700            294400
JLG Industries, Inc.           COM              466210101     5252   573325 SH       SOLE                   376625            196700
Liberty All Star Equity Fund   SH Bene Int      530158104      113    10616 SH       SOLE                    10616
Limited Inc.                   COM              532716107      111    11700 SH       SOLE                    11700
Magnetek, Inc.                 COM              559424106     6519   710150 SH       SOLE                   456150            254000
Material Sciences Corp         COM              576674105     6616   797075 SH       SOLE                   549375            247700
McKesson Corporation           COM              58155q103      663    17540 SH       SOLE                    17540
McMoran Exploration Co.        COM              582411104     1024   187880 SH       SOLE                   117280             70600
Measurement Specialties        COM              583421102      223    22550 SH       SOLE                    22550
Merck & Co.                    COM              589331107      525     7890 SH       SOLE                     7890
Mission Resources Corporation  COM              605109107     4216  1067320 SH       SOLE                   692820            374500
Motorola, Inc                  COM              620076109      445    28505 SH       SOLE                    28505
Nacco Industries, Inc.         COM              629579103     4491    80550 SH       SOLE                    49750             30800
Nortel Networks Corp.          COM              656568102      150    26770 SH       SOLE                    26770
Oneida Limited                 COM              682505102     3428   238900 SH       SOLE                   165800             73100
Oracle Systems Corp.           COM              68389x105      209    16640 SH       SOLE                    16640
Pepsico Inc.                   COM              713448108      526    10839 SH       SOLE                    10839
Pfizer Inc.                    COM              717081103      778    19399 SH       SOLE                    19399
Pioneer Standard Electron      COM              723877106     5344   592475 SH       SOLE                   369775            222700
PolyOne Corp.                  COM              73179p106     9596  1230260 SH       SOLE                   812960            417300
Presidential Life Corporation  COM              740884101     4782   263050 SH       SOLE                   165250             97800
Progress Software Corp.        COM              743312100     2739   195768 SH       SOLE                   143068             52700
RTI International Metals, Inc. COM              74973w107     2224   266300 SH       SOLE                   188600             77700
Russell Corp                   COM              782352108     4059   295600 SH       SOLE                   189000            106600
Scios Inc                      COM              808905103     6325   378270 SH       SOLE                   253070            125200
Segue Software, Inc.           COM              815807102       82    53000 SH       SOLE                    53000
Signal Technology Corp.        COM              826675100     8297  1157125 SH       SOLE                   752025            405100
Silverstream Software , Inc    COM              827907106     3616   972125 SH       SOLE                   629625            342500
Stancorp Financial             COM              852891100     9916   204884 SH       SOLE                   137684             67200
State Street Corp.             COM              857477103      246     5402 SH       SOLE                     5402
Sypris Solutions, Inc.         COM              871655106     4073   408700 SH       SOLE                   245550            163150
Technitrol Inc                 COM              878555101     5743   257550 SH       SOLE                   173950             83600
Terra Nitrogen Company LP      COM              881005201     1684   273800 SH       SOLE                   273800
Transmedia Network             COM              893767301     4217  1405750 SH       SOLE                   935150            470600
Transpro Inc.                  COM              893885103     1692   554750 SH       SOLE                   354950            199800
Tupperware Corp.               COM              899896104     3920   196600 SH       SOLE                   128100             68500
Tyco International, Inc.       COM              902124106      279     6127 SH       SOLE                     6127
United Stationers Inc          COM              913004107     2449    82000 SH       SOLE                    63500             18500
Varian Semiconductor Equipment COM              922207105     1214    46965 SH       SOLE                    46965
Verizon Communications         COM              92343v104      266     4911 SH       SOLE                     4911
Viacom Inc. Cl B               COM              925524308      298     8648 SH       SOLE                     8648
Viewpoint Corporation          COM              92672p108     2732   803450 SH       SOLE                   523350            280100
Wausau-Mosinee Paper Corp      COM              943315101     6052   517300 SH       SOLE                   319700            197600
Westaff, Inc.                  COM              957070105     1634  1014700 SH       SOLE                   655400            359300
Wickes Co.                     COM              967446105     3036   973008 SH       SOLE                   626471            346537
Woodhead Industries, Inc.      COM              979438108     4921   328960 SH       SOLE                   226160            102800
Xerox                          COM              984121103      133    17115 SH       SOLE                    17115
York International Corp.       COM              986670107     4260   148750 SH       SOLE                   104350             44400

          TOTAL                                                      245203